Pursuant to Rule 497(e)

Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC.

Focused StarALPHA Portfolio

Supplement dated June 23, 2009,

to the Prospectus dated February 27, 2009, as supplemented and amended to date

Effective June 22, 2009, Janus Capital Management LLC (“Janus”) will no longer serve as an Adviser to the Focused StarALPHA Portfolio (the “Portfolio”) and all references to Janus in the Prospectus with respect to its role as an Adviser to the Portfolio are hereby deleted. SunAmerica Asset Management Corp. (“SunAmerica”), the investment adviser of the Portfolio, will assume day-to-day portfolio management responsibility for the portion of the Portfolio previously managed by Janus. Accordingly, under the heading “Information About Advisers—Focused StarALPHA Portfolio,” on page 58 of the Prospectus, the information relating to David Decker of Janus is hereby deleted in its entirety and replaced with the following:

Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience
Focused StarALPHA Portfolio	Daniel Lew, CFA Portfolio Manager and Senior Vice President (SunAmerica)	See the Focused Small-Cap Value Portfolio on page 54.

In addition, in the chart under the heading “Information About Advisers—Focused StarALPHA Portfolio,” on page 51 of the Prospectus, the information relating to the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Portfolio Management allocated among the following Advisers
Focused StarALPHA Portfolio	BlackRock Kinetics Thornburg Asset Management Inc. (“Thornburg”) SunAmerica (Daniel Lew) SunAmerica (John Massey)

As a result of this change in Advisers, SunAmerica will now act as Adviser for two portions of the Portfolio. Each portion of the Portfolio managed by SunAmerica will be treated as if managed by a separate Adviser, including for purposes of determining the number of securities in which an Adviser may invest under the Portfolio’s “focused” strategy.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_FOCPR_2-09

SUNAMERICA FOCUSED SERIES, INC.

Focused StarALPHA Portfolio

Supplement dated June 23, 2009, to the

Statement of Additional Information (“SAI”) dated February 27, 2009, as supplemented and amended to date

Effective June 22, 2009, Janus Capital Management LLC (“Janus”) will no longer serve as an Adviser to the Focused StarALPHA Portfolio (the “Portfolio”) and all references to Janus in the SAI with respect to its role as an Adviser to the Portfolio are hereby deleted. SunAmerica Asset Management Corp. (“SunAmerica”), the investment adviser of the Portfolio, will assume day-to-day portfolio management responsibility for the portion of the Portfolio previously managed by Janus. Accordingly, in the chart under the heading “Additional Information about the Portfolio Managers” on page B-50 of the SAI, the information relating to Mr. David Decker of Janus is hereby deleted and replaced with the following:

				Other Accounts (As of October 31, 2008, except as otherwise specified)
				Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Portfolio	Advisers/ Sub- advisers	Portfolio Manager		No. of Accounts	Assets ($millions except as noted)	No. of Accounts	Assets ($millions except as noted)	No. of Accounts	Assets ($millions except as noted)
StarALPHA Portfolio	SunAmerica	Daniel Lew	*	1	$138.4	0	$0	0	$0

*	Information with respect to Mr. Daniel Lew is provided as of May 29, 2009.

In addition, in the chart under the heading “Portfolio Manager Ownership of Fund Shares,” on page B-51 of the SAI, the information relating to Mr. David Decker is hereby deleted and replaced with the following:

Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager
StarALPHA Portfolio	SunAmerica	Daniel Lew	None

In addition, under the heading “Additional Information on Portfolio Managers’ Compensation — Janus,” on page B-53 of the SAI, the last sentence of that section is hereby deleted in its entirety. Furthermore, under the heading “The Advisers,” the last sentence of the first paragraph on page B-48 is hereby deleted and replaced with the following:

“SunAmerica advises two portions of the StarALPHA Portfolio and manages the Dividend Strategy Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Value Portfolio and the Technology Portfolio by itself.”

Additionally, in the chart under the heading “The Advisers,” on page B-48 of the SAI, the information relating to the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Adviser(s)
Focused StarALPHA Portfolio	BlackRock Kinetics Thornburg Asset Management Inc. (“Thornburg”) SunAmerica (Daniel Lew) SunAmerica (John Massey)

As a result of this change in Advisers, SunAmerica will now act as Adviser for two portions of the Portfolio. Each portion of the Portfolio managed by SunAmerica will be treated as if managed by a separate Adviser, including for purposes of determining the number of securities in which an Adviser may invest under the Portfolio’s “focused” strategy.

Capitalized terms used herein but not defined have the meanings assigned to them in SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_FOCPR_2-09